Annual Total Returns- JPMorgan Investor Growth and Income Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Investor Growth and Income Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.50%)	13.36%	20.12%	6.90%	(1.12%)	7.43%	16.67%	(6.53%)	20.60%	16.90%